Employee Benefit Plans - Net Periodic Pension Cost (Credit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 8	$ 8
Interest cost	12	12	13
Expected return on plan assets	(19)	(19)	(19)
Amortization of prior service cost	3	3	4
Amortization of net loss	3	3	3
Net periodic pension cost (credit)	5	7	9
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	2	2
Interest cost	9	10	12
Expected return on plan assets	(21)	(19)	(22)
Amortization of prior service cost	0	0	0
Amortization of net loss	4	4	2
Net periodic pension cost (credit)	(5)	(3)	(6)
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	3
Interest cost	2	2	2
Expected return on plan assets	(3)	(3)	(3)
Amortization of prior service cost	0	0	0
Amortization of net loss	1	0	0
Net periodic pension cost (credit)	$ 2	$ 1	$ 2